Share capital and reserves, Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share capital and reserves [Abstract]
Other reserves	$ 2,595	$ 366
Foreign currency translation reserve	$ (13,035)	$ (5,903)